Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

July 22, 2015

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage  California Tax-Free Fund, Wells Fargo Advantage  Colorado Tax-Free Fund, Wells Fargo Advantage High Yield Municipal Bond Fund, Wells Fargo Advantage  Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage  Minnesota Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage  North Carolina Tax-Free Fund, Wells Fargo Advantage  Pennsylvania Tax-Free Fund, Wells Fargo Advantage  Short-Tem Municipal Bond Fund, Wells Fargo Advantage  Strategic Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Funds”). The interactive data relates to summary information that mirrors the Funds’ summary information in its prospectus supplement dated July 1, 2015 (SEC Accession No. 0001081400-15-000462). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel